Going Concern Analysis	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Going Concern Analysis [Abstract]
GOING CONCERN ANALYSIS

NOTE 2 – GOING CONCERN ANALYSIS

Management Plans

The Company was incorporated on September 28, 2017 and has not generated significant revenues to date. During the nine months ended September 30, 2023, the Company had a net loss of $21,412,626 and negative cash flow from operating activities of $15,267,550. As of September 30, 2023, the Company’s cash balance was $1,651,354.

As of September 30, 2023, the Company had approximately $4.8 million of availability to sell under its shelf registration statement on Form S-3. Upon the filing of the Company’s annual report on Form 10-K on April 17, 2023, the Company’s aggregate market value of the voting and non-voting equity held by non-affiliates was below $75.0 million. As a result, the maximum amount that the Company can sell under its shelf registration statement on Form S-3 during any 12 month period is equal to one-third of the aggregate market value of the voting and non-voting equity held by non-affiliates of the Company.

On May 23, 2023, we received written notice from Nasdaq that, based upon the stockholders equity reported by the Company in its Form 10-Q for the period ended March 31, 2023, and as of March 31, 2023, the Company was no longer in compliance with Nasdaq Listing Rule 5550(b)(1), which requires a company to maintain a minimum of $2,500,000 in stockholders’ equity, a market value of listed securities of at least $35 million, or net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the three most recently completed fiscal years (the “Continued Listing Requirements”). The May notification letter further provided that the Company had 45 calendar days, or until July 7, 2023, to submit a plan to regain compliance and if the plan is accepted by Nasdaq, an extension of up to 180 calendar days, or until November 19, 2023 to evidence compliance.

On June 22, 2023, we received a letter from Nasdaq notifying the Company that it has failed to maintain compliance with the minimum bid price rule in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”) as the closing price of Company’s common stock had remained below $1.00 for over 30 consecutive trading days. On June 29, 2023, we submitted an appeal to Nasdaq, which stayed the delisting and suspension of our securities pending the decision of the Nasdaq Hearings Panel (the “Panel”). The hearing was held on August 31, 2023, which represented the tenth trading day that the closing of the Company’s common stock was above $1.00 per share. At the hearing, the Company also presented its plans to regain compliance with the Equity Rule to the Panel.

In addition, on September 15, 2023, the Company received a written notice from Nasdaq that it no longer met the minimum 500,000 publicly-held shares requirement for The Nasdaq Capital Market and it no longer complies with Nasdaq Listing Rule 5550(a)(4) (the “Public Float Rule”). The September notification letter stated that the Panel will consider this matter in their decision regarding the Company’s continued listing on The Nasdaq Capital Market.

On September 29, 2023, the Company received a written notice from Nasdaq that the Panel had granted the Company an exception through December 26, 2023, to allow the Company to complete its compliance with the Equity Rule. The October notification letter also confirmed that the Company had demonstrated compliance with the Minimum Bid Price Rule and granted the Company an exception through December 26, 2023 to allow the Company to demonstrate compliance with the Public Float Rule.

If we are delisted from Nasdaq, but obtain a substitute listing for our common stock, it will likely be on a market with less liquidity, and therefore experience potentially more price volatility than experienced on Nasdaq. Stockholders may not be able to sell their shares of common stock on any such substitute market in the quantities, at the times, or at the prices that could potentially be available on a more liquid trading market. As a result of these factors, if our common stock is delisted from Nasdaq, the value and liquidity of our common stock, warrants and pre-funded warrants would likely be significantly adversely affected. A delisting of our common stock from Nasdaq could also adversely affect our ability to obtain financing for our operations and/or result in a loss of confidence by investors, employees and/or business partners.

In addition, factors such as stock price, volatility, trading volume, market conditions, demand and regulatory requirements may adversely affect the Company’s ability to raise capital in an efficient manner. Because of these factors, the Company believes that this creates substantial doubt with the Company’s ability to continue as a going concern.

In addition to the shelf registration, the Company has the ability to raise capital from equity or debt through private placements or public offerings pursuant to a registration statement on Form S-1. We may also secure loans from related parties.

The financial statements included in this report do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. The Company’s ability to continue as a going concern is dependent upon the ability to complete clinical studies and implement the business plan, generate sufficient revenues and to control operating expenses. In addition, the Company is consistently focused on raising capital, strategic acquisitions and alliances, and other initiatives to strengthen the Company.

NOTE 2 – GOING CONCERN ANALYSIS

Management Plans

The Company was incorporated on September 28, 2017 and has not generated significant revenues to date. During the year ended December 31, 2022, the Company had a net loss of $27,649,876 and negative cash flow from operating activities of $22,049,040. As of December 31, 2022, the Company’s cash balance was $2,768,640. As of December 31, 2022, the Company had $51.5 million of remaining availability, subject to regulatory requirements, to raise future funds pursuant to an effective shelf registration statement filed with the SEC on Form S-3 declared effective on July 13, 2021. However, factors such as stock price, volatility, trading volume, market conditions, demand and regulatory requirements may adversely affect the Company’s ability to raise capital in an efficient manner.

In addition to the shelf registration, the Company has the ability to raise capital from equity of debt through private placements or public offerings pursuant to a registration statement on Form S-1. We may also secure loans from related parties.

Because of these factors, the Company believes that this creates substantial doubt with the Company’s ability to continue as a going concern.

The financial statements included in this report do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. The Company’s ability to continue as a going concern is dependent upon the ability to complete clinical studies and implement the business plan, generate sufficient revenues and to control operating expenses. In addition, the Company is consistently focused on raising capital, strategic acquisitions and alliances, and other initiatives to strengthen the Company.